Commitments and Contingencies - Additional Information (Detail) - 12 months ended Dec. 31, 2023 £ in Millions, $ in Millions	USD ($)	GBP (£)
Loss Contingencies [Line Items]
Restricted cash	$ 25.5	£ 20.0
Long Term Purchase Obligation Related To Cloud Based Hosting [Member]
Loss Contingencies [Line Items]
Total purchase commitments	83.7
Long Term Purchase Obligation Related To Cloud Based Hosting [Member] | February 2024 [Member] | Barclays Bank Plc [Member]
Loss Contingencies [Line Items]
Total purchase commitments	$ 21.3